Schedule of Investments (unaudited)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise Inc.(a)	1,504	$165,726
Boeing Co. (The)(a)	11,686	1,861,697
General Dynamics Corp.	4,838	1,096,629
HEICO Corp.	908	143,201
HEICO Corp., Class A	1,543	197,010
Howmet Aerospace Inc.	7,940	294,812
Huntington Ingalls Industries Inc.	824	178,676
L3Harris Technologies Inc.	4,035	968,279
Lockheed Martin Corp.	4,955	2,050,429
Northrop Grumman Corp.	3,068	1,469,265
Raytheon Technologies Corp.	31,201	2,908,245
Textron Inc.	4,546	298,399
TransDigm Group Inc.(a)	1,084	674,617
		12,306,985
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	2,731	302,322
Expeditors International of Washington Inc.	3,501	371,981
FedEx Corp.	4,989	1,162,886
GXO Logistics Inc.(a)	2,108	101,184
United Parcel Service Inc., Class B	15,409	3,003,060
		4,941,433
Airlines — 0.2%
American Airlines Group Inc.(a)(b)	13,323	182,658
Delta Air Lines Inc.(a)	13,529	430,222
Southwest Airlines Co.(a)	12,478	475,661
United Airlines Holdings Inc.(a)	6,878	252,767
		1,341,308
Auto Components — 0.1%
Aptiv PLC(a)	5,707	598,607
BorgWarner Inc.	5,051	194,261
Gentex Corp.	4,855	137,008
Lear Corp.	1,247	188,472
		1,118,348
Automobiles — 2.3%
Ford Motor Co.	82,620	1,213,688
General Motors Co.(a)	30,505	1,106,111
Lucid Group Inc.(a)(b)	11,864	216,518
Rivian Automotive Inc., Class A(a)	3,340	114,562
Tesla Inc.(a)	17,593	15,683,280
		18,334,159
Banks — 3.5%
Bank of America Corp.	148,642	5,025,586
Citigroup Inc.	40,629	2,108,645
Citizens Financial Group Inc.	10,258	389,496
Comerica Inc.	2,786	216,667
Commerce Bancshares Inc.	2,336	162,329
Cullen/Frost Bankers Inc.	1,179	153,742
East West Bancorp. Inc.	2,939	210,961
Fifth Third Bancorp.	14,354	489,758
First Citizens BancShares Inc./NC, Class A	279	211,114
First Horizon Corp.	11,101	248,218
First Republic Bank/CA	3,760	611,790
Huntington Bancshares Inc./OH	29,912	397,530
JPMorgan Chase & Co.	61,575	7,103,292
KeyCorp.	19,677	360,089
M&T Bank Corp.	3,759	667,034
PNC Financial Services Group Inc. (The)	8,653	1,435,879
Security	Shares	Value

Banks (continued)
Regions Financial Corp.	19,516	$413,349
Signature Bank/New York NY	1,303	241,798
SVB Financial Group(a)	1,232	497,174
Truist Financial Corp.	27,855	1,405,842
U.S. Bancorp.	28,288	1,335,194
Webster Financial Corp.	3,727	173,119
Wells Fargo & Co.	79,479	3,486,744
Western Alliance Bancorp.	2,242	171,244
Zions Bancorp. NA	3,111	169,705
		27,686,299
Beverages — 1.7%
Brown-Forman Corp., Class A, NVS	1,184	85,722
Brown-Forman Corp., Class B	3,873	287,454
Coca-Cola Co. (The)	81,795	5,248,785
Constellation Brands Inc., Class A	3,430	844,843
Keurig Dr Pepper Inc.	15,505	600,664
Molson Coors Beverage Co., Class B	3,977	237,626
Monster Beverage Corp.(a)	7,877	784,707
PepsiCo Inc.	28,988	5,071,740
		13,161,541
Biotechnology — 2.1%
AbbVie Inc.	37,047	5,316,615
Alnylam Pharmaceuticals Inc.(a)	2,517	357,515
Amgen Inc.	11,208	2,773,644
Biogen Inc.(a)	3,074	661,094
BioMarin Pharmaceutical Inc.(a)	3,827	329,313
Exact Sciences Corp.(a)	3,747	168,990
Gilead Sciences Inc.	26,242	1,567,959
Horizon Therapeutics PLC(a)	4,810	399,086
Incyte Corp.(a)	3,944	306,370
Moderna Inc.(a)	7,240	1,188,011
Neurocrine Biosciences Inc.(a)	1,984	186,754
Regeneron Pharmaceuticals Inc.(a)	2,261	1,315,201
Seagen Inc.(a)	2,810	505,744
United Therapeutics Corp.(a)	938	216,744
Vertex Pharmaceuticals Inc.(a)	5,352	1,500,754
		16,793,794
Building Products — 0.5%
A O Smith Corp.	2,776	175,637
Advanced Drainage Systems Inc.	1,159	137,457
Allegion PLC	1,843	194,805
Builders FirstSource Inc.(a)	3,615	245,820
Carlisle Companies Inc.	1,077	318,900
Carrier Global Corp.	17,785	720,826
Fortune Brands Home & Security Inc., NVS	2,826	196,916
Johnson Controls International PLC	14,536	783,636
Lennox International Inc.	688	164,797
Masco Corp.	4,967	275,072
Owens Corning	2,063	191,323
Trane Technologies PLC	4,906	721,133
Trex Co. Inc.(a)	2,355	151,944
		4,278,266
Capital Markets — 3.1%
Ameriprise Financial Inc.	2,318	625,675
Ares Management Corp., Class A	3,618	259,230
Bank of New York Mellon Corp. (The)	15,550	675,803
BlackRock Inc.(c)	2,979	1,993,487
Blackstone Inc., NVS	14,721	1,502,572
Carlyle Group Inc. (The)	2,874	111,827

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp. (The)	31,554	$2,178,804
CME Group Inc.	7,560	1,508,069
Coinbase Global Inc., Class A(a)	612	38,531
FactSet Research Systems Inc.	798	342,885
Franklin Resources Inc.	5,744	157,673
Goldman Sachs Group Inc. (The)	7,210	2,403,742
Intercontinental Exchange Inc.	11,679	1,191,141
Invesco Ltd.	7,078	125,564
Jefferies Financial Group Inc.	3,910	127,349
KKR & Co. Inc.	12,398	687,593
LPL Financial Holdings Inc.	1,660	348,467
MarketAxess Holdings Inc.	802	217,166
Moody’s Corp.	3,370	1,045,542
Morgan Stanley	29,372	2,476,060
Morningstar Inc.	488	124,611
MSCI Inc.	1,707	821,647
Nasdaq Inc.	2,425	438,682
Northern Trust Corp.	4,394	438,433
Raymond James Financial Inc.	4,038	397,622
S&P Global Inc.	7,285	2,745,935
SEI Investments Co.	2,225	123,176
State Street Corp.	7,703	547,221
T Rowe Price Group Inc.	4,765	588,334
Tradeweb Markets Inc., Class A	2,282	160,927
		24,403,768
Chemicals — 1.7%
Air Products and Chemicals Inc.	4,639	1,151,539
Albemarle Corp.	2,452	599,048
Celanese Corp.	2,290	269,098
CF Industries Holdings Inc.	4,364	416,718
Corteva Inc.	15,235	876,774
Dow Inc.	15,297	813,953
DuPont de Nemours Inc.	10,602	649,161
Eastman Chemical Co.	2,680	257,092
Ecolab Inc.	5,210	860,536
FMC Corp.	2,607	289,638
International Flavors & Fragrances Inc.	5,332	661,435
Linde PLC	10,557	3,188,214
LyondellBasell Industries NV, Class A	5,480	488,378
Mosaic Co. (The)	7,653	403,007
Olin Corp.	2,964	154,928
PPG Industries Inc.	4,920	636,107
RPM International Inc.	2,733	247,063
Sherwin-Williams Co. (The)	5,002	1,210,184
Westlake Corp.	715	69,598
		13,242,471
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,831	779,072
Copart Inc.(a)	4,445	569,405
Republic Services Inc.	4,356	604,003
Rollins Inc.	4,662	179,813
Tetra Tech Inc.	1,118	171,356
Waste Management Inc.	8,030	1,321,417
		3,625,066
Communications Equipment — 0.7%
Arista Networks Inc.(a)	4,718	550,260
Ciena Corp.(a)	3,260	168,216
Cisco Systems Inc.	87,091	3,951,319
F5 Inc.(a)	1,247	208,698
Security	Shares	Value

Communications Equipment (continued)
Juniper Networks Inc.	6,847	$191,922
Motorola Solutions Inc.	3,519	839,598
		5,910,013
Construction & Engineering — 0.1%
AECOM	2,986	214,992
Quanta Services Inc.	3,006	417,022
WillScot Mobile Mini Holdings Corp.(a)	4,655	179,730
		811,744
Construction Materials — 0.1%
Martin Marietta Materials Inc.	1,310	461,225
Vulcan Materials Co.	2,793	461,766
		922,991
Consumer Finance — 0.5%
Ally Financial Inc.	6,760	223,553
American Express Co.	12,793	1,970,378
Capital One Financial Corp.	8,223	903,132
Credit Acceptance Corp.(a)	168	96,753
Discover Financial Services	5,879	593,779
Synchrony Financial	10,492	351,272
		4,138,867
Containers & Packaging — 0.4%
Amcor PLC	31,261	404,830
AptarGroup Inc.	1,372	147,847
Avery Dennison Corp.	1,729	329,305
Ball Corp.	6,727	493,896
Berry Global Group Inc.(a)(b)	2,804	161,651
Crown Holdings Inc.	2,624	266,808
International Paper Co.	7,754	331,639
Packaging Corp. of America	1,991	279,955
Sealed Air Corp.	3,144	192,161
Westrock Co.	5,395	228,532
		2,836,624
Distributors — 0.1%
Genuine Parts Co.	2,983	456,011
LKQ Corp.	5,443	298,494
Pool Corp.	828	296,176
		1,050,681
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions Inc.(a)	1,269	118,867
Service Corp. International	3,321	247,282
		366,149
Diversified Financial Services — 1.5%
Apollo Global Management Inc.	7,813	446,122
Berkshire Hathaway Inc., Class B(a)	37,929	11,401,457
Equitable Holdings Inc.	7,413	210,752
Voya Financial Inc.	2,267	136,383
		12,194,714
Diversified Telecommunication Services — 0.9%
AT&T Inc.	150,198	2,820,718
Lumen Technologies Inc.	19,753	215,110
Verizon Communications Inc.	88,045	4,066,799
		7,102,627
Electric Utilities — 1.8%
Alliant Energy Corp.	5,239	319,212
American Electric Power Co. Inc.	10,744	1,058,929
Avangrid Inc.	1,452	70,756
Constellation Energy Corp.	6,787	448,621
Duke Energy Corp.	16,180	1,778,668

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Edison International	8,007	$542,634
Entergy Corp.	4,256	489,993
Evergy Inc.	4,791	327,034
Eversource Energy	7,219	636,860
Exelon Corp.	20,508	953,417
FirstEnergy Corp.	12,047	495,132
NextEra Energy Inc.	41,198	3,480,819
NRG Energy Inc.	4,964	187,391
OGE Energy Corp.	4,189	172,084
PG&E Corp.(a)	31,614	343,328
Pinnacle West Capital Corp.	2,362	173,536
PPL Corp.	15,525	451,467
Southern Co. (The)	22,336	1,717,415
Xcel Energy Inc.	11,396	833,959
		14,481,255
Electrical Equipment — 0.6%
AMETEK Inc.	4,802	593,047
Eaton Corp. PLC	8,348	1,238,760
Emerson Electric Co.	12,428	1,119,390
Generac Holdings Inc.(a)	1,335	358,181
Hubbell Inc.	1,147	251,216
Plug Power Inc.(a)(b)	11,077	236,383
Regal Rexnord Corp.	1,402	188,289
Rockwell Automation Inc.	2,441	623,138
Sensata Technologies Holding PLC	3,322	147,729
		4,756,133
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,519	965,590
Arrow Electronics Inc.(a)	1,396	178,925
CDW Corp./DE	2,852	517,724
Cognex Corp.	3,617	184,395
Corning Inc.	15,905	584,668
Flex Ltd.(a)(b)	9,557	160,558
Jabil Inc.	3,025	179,503
Keysight Technologies Inc.(a)	3,823	621,620
TD SYNNEX Corp.	865	86,863
TE Connectivity Ltd.	6,737	900,939
Teledyne Technologies Inc.(a)	991	387,877
Trimble Inc.(a)	5,295	367,632
Zebra Technologies Corp., Class A(a)	1,095	391,671
		5,527,965
Energy Equipment & Services — 0.3%
Baker Hughes Co.	19,569	502,728
Halliburton Co.	18,883	553,272
Schlumberger NV	29,572	1,095,051
		2,151,051
Entertainment — 1.3%
Activision Blizzard Inc.	16,455	1,315,577
AMC Entertainment Holdings Inc., Class A(a)	10,631	154,787
Electronic Arts Inc.	5,884	772,157
Liberty Media Corp.-Liberty Formula One, Class A(a)	406	25,168
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	4,255	288,361
Live Nation Entertainment Inc.(a)	2,889	271,537
Netflix Inc.(a)	9,328	2,097,867
Playtika Holding Corp.(a)	2,120	26,013
Roku Inc.(a)(b)	2,520	165,111
Take-Two Interactive Software Inc.(a)	3,322	440,929
Walt Disney Co. (The)(a)	38,187	4,051,641
Security	Shares	Value

Entertainment (continued)
Warner Bros. Discovery Inc.(a)	46,132	$691,980
		10,301,128
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	3,108	515,244
American Campus Communities Inc.	2,917	190,538
American Homes 4 Rent, Class A	6,139	232,545
American Tower Corp.	9,753	2,641,405
Americold Realty Trust Inc.	5,625	184,219
Apartment Income REIT Corp.	3,244	147,083
AvalonBay Communities Inc.	2,944	629,839
Boston Properties Inc.	3,014	274,756
Brixmor Property Group Inc.	6,266	145,246
Camden Property Trust	2,229	314,512
Crown Castle International Corp.	9,104	1,644,729
CubeSmart	4,796	219,993
Digital Realty Trust Inc.(b)	5,961	789,534
Duke Realty Corp.	8,044	503,233
EastGroup Properties Inc.	872	148,711
Equinix Inc.	1,916	1,348,366
Equity LifeStyle Properties Inc.	3,677	270,333
Equity Residential	7,139	559,626
Essex Property Trust Inc.	1,363	390,540
Extra Space Storage Inc.	2,828	535,963
Federal Realty Investment Trust	1,476	155,880
Gaming and Leisure Properties Inc.	4,880	253,711
Healthpeak Properties Inc.	11,397	314,899
Host Hotels & Resorts Inc.	14,853	264,532
Invitation Homes Inc.	12,769	498,374
Iron Mountain Inc.	6,062	293,946
Kilroy Realty Corp.	2,200	119,196
Kimco Realty Corp.	12,871	284,578
Lamar Advertising Co., Class A	1,801	182,009
Life Storage Inc.	1,766	222,322
Medical Properties Trust Inc.	12,706	219,051
Mid-America Apartment Communities Inc.	2,400	445,752
National Retail Properties Inc.	3,650	173,777
Prologis Inc.	15,488	2,053,089
Public Storage	3,194	1,042,554
Realty Income Corp.	12,588	931,386
Regency Centers Corp.	3,301	212,683
Rexford Industrial Realty Inc.	3,454	225,926
SBA Communications Corp.	2,269	761,908
Simon Property Group Inc.	6,888	748,312
STORE Capital Corp.	5,342	155,025
Sun Communities Inc.	2,545	417,278
UDR Inc.	6,219	301,000
Ventas Inc.	8,312	447,019
VICI Properties Inc.	20,148	688,860
Vornado Realty Trust	3,304	100,409
Welltower Inc.	9,499	820,144
Weyerhaeuser Co.(b)	15,565	565,321
WP Carey Inc.	4,050	361,665
		24,947,021
Food & Staples Retailing — 1.5%
Albertsons Companies Inc., Class A	2,282	61,272
BJ’s Wholesale Club Holdings Inc.(a)	2,823	191,117
Costco Wholesale Corp.	9,292	5,029,759
Kroger Co. (The)	13,725	637,389
Performance Food Group Co.(a)	3,242	161,160

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sysco Corp.	10,660	$905,034
U.S. Foods Holding Corp.(a)	4,602	144,963
Walgreens Boots Alliance Inc.	15,093	597,985
Walmart Inc.	29,433	3,886,628
		11,615,307
Food Products — 1.1%
Archer-Daniels-Midland Co.	11,772	974,368
Bunge Ltd.	3,175	293,148
Campbell Soup Co.	4,277	211,070
Conagra Brands Inc.	9,968	341,005
Darling Ingredients Inc.(a)	3,356	232,504
General Mills Inc.	12,659	946,767
Hershey Co. (The)	3,065	698,697
Hormel Foods Corp.	5,899	291,057
JM Smucker Co. (The)	2,245	297,058
Kellogg Co.	5,255	388,450
Kraft Heinz Co. (The)	14,875	547,846
Lamb Weston Holdings Inc.	3,061	243,839
McCormick & Co. Inc./MD, NVS	5,252	458,762
Mondelez International Inc., Class A	28,967	1,855,047
Tyson Foods Inc., Class A	6,108	537,565
		8,317,183
Gas Utilities — 0.1%
Atmos Energy Corp.	2,908	353,002
UGI Corp.	4,391	189,516
		542,518
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	36,708	3,995,299
Abiomed Inc.(a)	940	275,429
Align Technology Inc.(a)	1,524	428,198
Baxter International Inc.	10,542	618,394
Becton Dickinson and Co.	5,963	1,456,821
Boston Scientific Corp.(a)	29,910	1,227,806
Cooper Companies Inc. (The)	1,042	340,734
DENTSPLY SIRONA Inc.	4,484	162,141
Dexcom Inc.(a)	8,211	673,959
Edwards Lifesciences Corp.(a)	13,068	1,313,857
Hologic Inc.(a)	5,243	374,245
IDEXX Laboratories Inc.(a)	1,757	701,359
Insulet Corp.(a)	1,464	362,779
Intuitive Surgical Inc.(a)	7,544	1,736,402
Medtronic PLC	28,152	2,604,623
Novocure Ltd.(a)	1,906	129,589
ResMed Inc.	3,061	736,232
STERIS PLC	2,113	476,798
Stryker Corp.	7,042	1,512,270
Teleflex Inc.	970	233,246
Zimmer Biomet Holdings Inc.	4,391	484,723
		19,844,904
Health Care Providers & Services — 3.2%
agilon health Inc.(a)(b)	970	24,279
AmerisourceBergen Corp.	3,173	463,036
Cardinal Health Inc.	5,812	346,163
Centene Corp.(a)	12,237	1,137,674
Chemed Corp.	325	156,354
Cigna Corp.	6,666	1,835,550
CVS Health Corp.	27,516	2,632,731
DaVita Inc.(a)	1,279	107,641
Elevance Health Inc.	5,039	2,404,107
Security	Shares	Value

Health Care Providers & Services (continued)
HCA Healthcare Inc.	4,761	$1,011,332
Henry Schein Inc.(a)	2,913	229,632
Humana Inc.	2,661	1,282,602
Laboratory Corp. of America Holdings	1,935	507,338
McKesson Corp.	3,041	1,038,745
Molina Healthcare Inc.(a)	1,232	403,751
Quest Diagnostics Inc.	2,473	337,737
Tenet Healthcare Corp.(a)	2,254	149,034
UnitedHealth Group Inc.	19,669	10,667,285
Universal Health Services Inc., Class B	1,405	158,020
		24,893,011
Health Care Technology — 0.1%
Veeva Systems Inc., Class A(a)	2,924	653,748

Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A(a)	7,997	887,507
Aramark	5,362	179,091
Booking Holdings Inc.(a)	850	1,645,337
Caesars Entertainment Inc.(a)	4,428	202,315
Carnival Corp.(a)(b)	20,418	184,987
Chipotle Mexican Grill Inc.(a)	588	919,761
Choice Hotels International Inc.	689	83,279
Churchill Downs Inc.	712	149,378
Darden Restaurants Inc.	2,634	327,907
Domino’s Pizza Inc.	761	298,396
Expedia Group Inc.(a)	3,198	339,148
Hilton Worldwide Holdings Inc.	5,843	748,313
Las Vegas Sands Corp.(a)	7,130	268,730
Marriott International Inc./MD, Class A	5,752	913,533
McDonald’s Corp.	15,504	4,083,288
MGM Resorts International	7,398	242,137
Norwegian Cruise Line Holdings Ltd.(a)	8,667	105,304
Royal Caribbean Cruises Ltd.(a)	4,628	179,150
Starbucks Corp.	24,045	2,038,535
Vail Resorts Inc.	864	204,880
Wyndham Hotels & Resorts Inc.	1,927	133,753
Wynn Resorts Ltd.(a)(b)	2,217	140,735
Yum! Brands Inc.	6,006	735,975
		15,011,439
Household Durables — 0.3%
DR Horton Inc.	6,717	524,127
Garmin Ltd.	3,159	308,382
Lennar Corp., Class A	5,431	461,635
Lennar Corp., Class B	330	22,400
Mohawk Industries Inc.(a)	1,077	138,373
Newell Brands Inc.	7,955	160,771
NVR Inc.(a)	65	285,551
PulteGroup Inc.	4,972	216,879
Whirlpool Corp.	1,176	203,295
		2,321,413
Household Products — 1.3%
Church & Dwight Co. Inc.	5,100	448,647
Clorox Co. (The)	2,594	367,933
Colgate-Palmolive Co.	17,595	1,385,430
Kimberly-Clark Corp.	7,051	929,251
Procter & Gamble Co. (The)	50,301	6,987,312
		10,118,573
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	13,837	307,458

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	9,034	$233,529
		540,987
Industrial Conglomerates — 0.8%
3M Co.	11,930	1,708,853
General Electric Co.	23,136	1,709,982
Honeywell International Inc.	14,271	2,746,597
		6,165,432
Insurance — 2.1%
Aflac Inc.	12,437	712,640
Alleghany Corp.(a)	288	241,194
Allstate Corp. (The)	5,753	672,928
American Financial Group Inc./OH	1,402	187,419
American International Group Inc.	16,574	858,036
Aon PLC, Class A	4,466	1,299,785
Arch Capital Group Ltd.	7,984	354,490
Arthur J Gallagher & Co.	4,395	786,661
Assurant Inc.	1,140	200,389
Brown & Brown Inc.	4,908	319,511
Chubb Ltd.	8,906	1,680,028
Cincinnati Financial Corp.	3,116	303,311
CNA Financial Corp.	568	24,095
Erie Indemnity Co., Class A, NVS	522	106,154
Everest Re Group Ltd.	821	214,568
Fidelity National Financial Inc.	5,845	233,566
Globe Life Inc.	1,952	196,625
Hartford Financial Services Group Inc. (The)	6,919	446,068
Lincoln National Corp.	3,510	180,203
Loews Corp.	4,075	237,369
Markel Corp.(a)	285	369,685
Marsh & McLennan Companies Inc.	10,505	1,722,400
MetLife Inc.	14,462	914,721
Old Republic International Corp.	5,892	137,107
Principal Financial Group Inc.	4,917	329,144
Progressive Corp. (The)	12,237	1,407,989
Prudential Financial Inc.	7,898	789,721
Reinsurance Group of America Inc.	1,384	160,240
Travelers Companies Inc. (The)	5,014	795,722
W R Berkley Corp.	4,447	278,071
Willis Towers Watson PLC	2,333	482,791
		16,642,631
Interactive Media & Services — 4.8%
Alphabet Inc., Class A(a)	126,109	14,668,999
Alphabet Inc., Class C, NVS(a)	115,630	13,487,083
IAC/InterActiveCorp.(a)	1,710	117,135
Match Group Inc.(a)	5,974	437,954
Meta Platforms Inc, Class A(a)	48,083	7,650,005
Pinterest Inc., Class A(a)	11,837	230,585
Snap Inc., Class A, NVS(a)	22,498	222,280
Twitter Inc.(a)	15,958	664,012
ZoomInfo Technologies Inc.(a)	6,250	236,813
		37,714,866
Internet & Direct Marketing Retail — 3.4%
Amazon.com Inc.(a)	183,442	24,755,498
DoorDash Inc., Class A(a)	3,491	243,497
eBay Inc.	11,714	569,652
Etsy Inc.(a)	2,632	272,991
MercadoLibre Inc.(a)(b)	975	793,367
		26,635,005
Security	Shares	Value

IT Services — 4.6%
Accenture PLC, Class A	13,279	$4,066,826
Akamai Technologies Inc.(a)	3,376	324,839
Automatic Data Processing Inc.	8,759	2,111,970
Block Inc.(a)(b)	10,531	800,988
Broadridge Financial Solutions Inc.	2,452	393,668
Cloudflare Inc., Class A(a)	5,939	298,850
Cognizant Technology Solutions Corp., Class A	10,938	743,346
Concentrix Corp.	910	121,722
DXC Technology Co.(a)	5,036	159,138
EPAM Systems Inc.(a)	1,199	418,751
Fidelity National Information Services Inc.	12,779	1,305,503
Fiserv Inc.(a)	12,171	1,286,231
FleetCor Technologies Inc.(a)	1,618	356,106
Gartner Inc.(a)	1,702	451,847
Genpact Ltd.	3,513	168,905
Global Payments Inc.	5,921	724,257
GoDaddy Inc., Class A(a)	3,465	257,034
International Business Machines Corp.	18,878	2,469,054
Jack Henry & Associates Inc.	1,531	318,096
Mastercard Inc., Class A	18,004	6,369,635
MongoDB Inc. (a)	1,422	444,332
Okta Inc.(a)	3,188	313,859
Paychex Inc.	6,723	862,426
PayPal Holdings Inc.(a)	24,238	2,097,314
Snowflake Inc., Class A(a)	5,069	759,894
SS&C Technologies Holdings Inc.	4,605	272,478
Twilio Inc., Class A(a)	3,605	305,704
VeriSign Inc.(a)	2,024	382,860
Visa Inc., Class A	34,502	7,318,219
		35,903,852
Leisure Products — 0.0%
Hasbro Inc.	2,781	218,920
Mattel Inc.(a)	7,247	168,131
		387,051
Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	6,290	843,489
Avantor Inc.(a)	12,841	372,646
Bio-Rad Laboratories Inc., Class A(a)	450	253,467
Bio-Techne Corp.	820	315,930
Bruker Corp.	2,131	146,080
Charles River Laboratories International Inc.(a)	1,068	267,577
Danaher Corp.	13,566	3,954,082
Illumina Inc.(a)	3,287	712,227
IQVIA Holdings Inc.(a)	3,988	958,197
Mettler-Toledo International Inc.(a)	476	642,471
PerkinElmer Inc.	2,664	408,045
Repligen Corp.(a)	1,084	231,282
Syneos Health Inc.(a)	2,202	174,266
Thermo Fisher Scientific Inc.	8,207	4,911,151
Waters Corp.(a)	1,277	464,866
West Pharmaceutical Services Inc.	1,550	532,518
		15,188,294
Machinery — 1.6%
AGCO Corp.	1,276	138,982
Caterpillar Inc.	11,160	2,212,470
Cummins Inc.	2,973	657,955
Deere & Co.	5,841	2,004,514
Dover Corp.	3,031	405,184
Fortive Corp.	7,563	487,435

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Graco Inc.	3,552	$238,552
IDEX Corp.	1,605	335,044
Illinois Tool Works Inc.	5,950	1,236,172
Ingersoll Rand Inc.(b)	8,412	418,918
Lincoln Electric Holdings Inc.	1,247	176,376
Middleby Corp. (The)(a)	1,159	167,696
Nordson Corp.	1,141	263,560
Otis Worldwide Corp.	8,855	692,195
PACCAR Inc.	7,296	667,730
Parker-Hannifin Corp.	2,702	781,121
Pentair PLC	3,383	165,395
Snap-on Inc.	1,104	247,351
Stanley Black & Decker Inc.	3,159	307,465
Toro Co. (The)	2,216	190,554
Westinghouse Air Brake Technologies Corp.	3,821	357,149
Xylem Inc./NY	3,740	344,192
		12,496,010
Media — 0.9%
Cable One Inc.	102	140,421
Charter Communications Inc., Class A(a)	2,423	1,046,978
Comcast Corp., Class A(b)	93,725	3,516,562
DISH Network Corp., Class A(a)	5,209	90,480
Fox Corp., Class A, NVS	6,559	217,169
Fox Corp., Class B	2,973	91,866
Interpublic Group of Companies Inc. (The)	8,224	245,651
Liberty Broadband Corp., Class A, NVS(a)	503	54,289
Liberty Broadband Corp., Class C (a)	2,736	298,033
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)(b)	1,726	68,781
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	3,317	132,083
News Corp., Class A, NVS	8,234	141,131
News Corp., Class B	2,574	44,479
Omnicom Group Inc.	4,343	303,315
Paramount Global, Class A, NVS	251	6,787
Paramount Global, Class B, NVS	12,673	299,716
Sirius XM Holdings Inc.(b)	19,327	129,104
		6,826,845
Metals & Mining — 0.5%
Alcoa Corp.	3,771	191,906
Cleveland-Cliffs Inc.(a)	9,938	176,002
Freeport-McMoRan Inc.	30,443	960,477
Newmont Corp.	16,580	750,742
Nucor Corp.	5,567	755,999
Reliance Steel & Aluminum Co.	1,319	250,940
Royal Gold Inc.	1,373	143,849
Southern Copper Corp.	1,795	89,391
Steel Dynamics Inc.	3,749	291,972
U.S. Steel Corp.	5,452	128,940
		3,740,218
Mortgage Real Estate Investment — 0.0%
Annaly Capital Management Inc.	32,313	222,313

Multi-Utilities — 0.9%
Ameren Corp.	5,371	500,148
CenterPoint Energy Inc.	13,255	420,051
CMS Energy Corp.	6,069	417,122
Consolidated Edison Inc.	7,424	736,980
Dominion Energy Inc.	16,974	1,391,529
DTE Energy Co.	4,078	531,363
NiSource Inc.	8,489	258,066
Security	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Inc.	10,488	$688,747
Sempra Energy	6,625	1,098,425
WEC Energy Group Inc.	6,624	687,637
		6,730,068
Multiline Retail — 0.5%
Dollar General Corp.	4,787	1,189,234
Dollar Tree Inc.(a)	4,710	778,846
Kohl’s Corp.	2,690	78,387
Macy’s Inc.	5,959	105,176
Target Corp.	9,675	1,580,701
		3,732,344
Oil, Gas & Consumable Fuels — 4.1%
Antero Resources Corp.(a)	5,924	234,827
APA Corp.	7,076	263,015
Cheniere Energy Inc.	4,945	739,673
Chesapeake Energy Corp.	2,369	223,089
Chevron Corp.	41,192	6,746,426
ConocoPhillips	27,139	2,644,153
Continental Resources Inc./OK	1,247	85,906
Coterra Energy Inc.	16,798	513,851
Devon Energy Corp.	12,843	807,183
Diamondback Energy Inc.	3,528	451,655
EOG Resources Inc.	12,326	1,370,898
EQT Corp.	6,186	272,370
Exxon Mobil Corp.	88,315	8,560,373
Hess Corp.	5,816	654,125
Kinder Morgan Inc.	40,859	735,053
Marathon Oil Corp.	14,807	367,214
Marathon Petroleum Corp.	11,319	1,037,499
New Fortress Energy Inc.	869	42,555
Occidental Petroleum Corp.	18,750	1,232,812
ONEOK Inc.	9,375	560,062
Ovintiv Inc.	5,402	275,988
Phillips 66	10,066	895,874
Pioneer Natural Resources Co.	4,708	1,115,561
Southwestern Energy Co.(a)	23,353	164,872
Targa Resources Corp.	4,752	328,411
Texas Pacific Land Corp.	128	234,733
Valero Energy Corp.	8,520	943,760
Williams Companies Inc. (The)	25,483	868,715
		32,370,653
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	4,849	1,324,262
Olaplex Holdings Inc.(a)(b)	1,477	25,404
		1,349,666
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	44,647	3,294,056
Catalent Inc.(a)	3,725	421,298
Elanco Animal Health Inc.(a)	10,022	203,046
Eli Lilly & Co.	16,534	5,451,094
Jazz Pharmaceuticals PLC(a)	1,321	206,155
Johnson & Johnson	55,167	9,627,745
Merck & Co. Inc.	53,016	4,736,449
Organon & Co.	5,243	166,308
Pfizer Inc.	117,631	5,941,542
Royalty Pharma PLC, Class A	7,560	328,784
Viatris Inc.	25,521	247,298
Zoetis Inc.	9,883	1,804,142
		32,427,917

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	2,812	$269,896
Clarivate PLC(a)(b)	8,279	119,962
CoStar Group Inc.(a)	8,310	603,223
Dun & Bradstreet Holdings Inc.(a)	2,909	45,846
Equifax Inc.	2,571	537,107
Jacobs Engineering Group Inc.	2,673	367,003
Leidos Holdings Inc.	2,931	313,617
Nielsen Holdings PLC	7,444	178,284
Robert Half International Inc.	2,277	180,202
TransUnion	3,973	314,781
Verisk Analytics Inc.	3,325	632,581
		3,562,502
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	6,838	585,470
Jones Lang LaSalle Inc.(a)	1,029	196,199
Zillow Group Inc., Class A, NVS(a)	785	27,475
Zillow Group Inc., Class C (a)(b)	3,507	122,324
		931,468
Road & Rail — 1.0%
AMERCO	199	106,879
Avis Budget Group Inc.(a)	716	130,333
CSX Corp.	45,491	1,470,724
Hertz Global Holdings Inc.(a)(b)	1,034	22,148
JB Hunt Transport Services Inc.	1,760	322,555
Knight-Swift Transportation Holdings Inc.	3,450	189,578
Lyft Inc., Class A(a)(b)	6,246	86,570
Norfolk Southern Corp.	4,984	1,251,831
Old Dominion Freight Line Inc.	1,946	590,630
Uber Technologies Inc.(a)	35,331	828,512
Union Pacific Corp.	13,176	2,994,905
		7,994,665
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices Inc.(a)	33,984	3,210,468
Analog Devices Inc.	10,971	1,886,573
Applied Materials Inc.	18,482	1,958,722
Broadcom Inc.	8,560	4,583,709
Enphase Energy Inc.(a)	2,825	802,809
Entegris Inc.	3,112	342,009
First Solar Inc.(a)	2,058	204,092
Intel Corp.	85,742	3,113,292
KLA Corp.	3,138	1,203,549
Lam Research Corp.	2,919	1,460,989
Lattice Semiconductor Corp.(a)	2,834	174,291
Marvell Technology Inc.	17,799	991,048
Microchip Technology Inc.	11,702	805,800
Micron Technology Inc.	23,411	1,448,204
Monolithic Power Systems Inc.	918	426,613
Nvidia Corp.	52,496	9,534,848
NXP Semiconductors NV	5,493	1,010,053
ON Semiconductor Corp.(a)	9,090	607,030
Qorvo Inc.(a)	2,301	239,465
Qualcomm Inc.	23,482	3,406,299
Skyworks Solutions Inc.	3,375	367,470
SolarEdge Technologies Inc.(a)(b)	1,159	417,391
Teradyne Inc.	3,383	341,311
Texas Instruments Inc.	19,337	3,459,196
Wolfspeed Inc.(a)(b)	2,570	214,081
		42,209,312
Security	Shares	Value

Software — 9.5%
Adobe Inc.(a)	9,906	$4,062,649
Ansys Inc.(a)	1,831	510,831
AppLovin Corp., Class A(a)(b)	734	26,086
Aspen Technology Inc.(a)	575	117,352
Autodesk Inc.(a)	4,574	989,448
Avalara Inc.(a)(b)	1,801	157,443
Bentley Systems Inc., Class B	4,007	158,677
Bill.com Holdings Inc.(a)(b)	1,929	260,569
Black Knight Inc.(a)	3,299	216,678
Cadence Design Systems Inc.(a)	5,783	1,076,101
Ceridian HCM Holding Inc.(a)	2,892	158,395
Citrix Systems Inc.	2,605	264,173
Crowdstrike Holdings Inc., Class A(a)	4,464	819,590
Datadog Inc., Class A(a)	5,401	550,956
DocuSign Inc.(a)	4,228	270,507
Dynatrace Inc.(a)	4,066	153,004
Elastic NV(a)	1,486	118,717
Fair Isaac Corp.(a)	546	252,268
Five9 Inc.(a)	1,418	153,314
Fortinet Inc.(a)	13,940	831,521
Guidewire Software Inc.(a)	1,700	132,124
HubSpot Inc.(a)	953	293,524
Intuit Inc.	5,936	2,707,825
Manhattan Associates Inc.(a)	1,317	185,262
Microsoft Corp.	156,797	44,019,190
NortonLifeLock Inc.	12,291	301,498
Oracle Corp.	33,037	2,571,600
Palantir Technologies Inc., Class A(a)	34,212	354,094
Palo Alto Networks Inc.(a)	2,070	1,033,137
Paycom Software Inc.(a)	1,018	336,439
Paylocity Holding Corp.(a)	850	175,040
PTC Inc.(a)	2,237	276,001
RingCentral Inc., Class A(a)	1,800	89,082
Roper Technologies Inc.	2,216	967,661
Salesforce Inc.(a)	20,830	3,833,137
ServiceNow Inc.(a)	4,194	1,873,292
Splunk Inc.(a)	3,380	351,216
Synopsys Inc.(a)	3,202	1,176,735
Trade Desk Inc. (The), Class A(a)	9,250	416,250
Tyler Technologies Inc.(a)	868	346,332
UiPath Inc., Class A(a)	5,805	106,406
Unity Software Inc.(a)(b)	3,409	127,463
VMware Inc., Class A	4,205	488,621
Workday Inc., Class A(a)	4,156	644,596
Zendesk Inc.(a)	2,556	192,774
Zoom Video Communications Inc., Class A(a)	4,755	493,854
Zscaler Inc.(a)(b)	1,702	263,912
		74,905,344
Specialty Retail — 2.1%
Advance Auto Parts Inc.	1,300	251,706
AutoNation Inc.(a)	744	88,343
AutoZone Inc.(a)	415	887,017
Bath & Body Works Inc.	4,990	177,345
Best Buy Co. Inc.	4,237	326,207
Burlington Stores Inc.(a)(b)	1,377	194,336
CarMax Inc.(a)	3,393	337,739
Five Below Inc.(a)	1,150	146,130
Floor & Decor Holdings Inc., Class A(a)(b)	2,198	177,093
GameStop Corp., Class A(a)(b)	5,141	174,845
Home Depot Inc. (The)	21,664	6,519,564

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lithia Motors Inc.	623	$165,269
Lowe’s Companies Inc.	13,873	2,657,096
O’Reilly Automotive Inc.(a)	1,375	967,436
Penske Automotive Group Inc.	634	72,587
RH(a)	355	99,198
Ross Stores Inc.	7,407	601,893
TJX Companies Inc. (The)	24,571	1,502,762
Tractor Supply Co.	2,355	450,935
Ulta Beauty, Inc.(a)	1,093	425,079
Williams-Sonoma Inc.	1,502	216,919
		16,439,499
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	322,354	52,385,748
Dell Technologies Inc., Class C	5,739	258,599
Hewlett Packard Enterprise Co.	27,132	386,360
HP Inc.	22,038	735,849
NetApp Inc.	4,617	329,331
Pure Storage Inc., Class A(a)	5,871	166,443
Seagate Technology Holdings PLC	4,144	331,437
Western Digital Corp.(a)	6,519	320,083
		54,913,850
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	3,150	153,342
Deckers Outdoor Corp.(a)	573	179,469
Lululemon Athletica Inc.(a)	2,457	762,923
Nike Inc., Class B	26,616	3,058,711
Tapestry Inc.	5,487	184,528
VF Corp.	6,684	298,641
		4,637,614
Tobacco — 0.6%
Altria Group Inc.	38,053	1,669,004
Philip Morris International Inc.	32,511	3,158,444
		4,827,448
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,075	620,172
Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)	1,512	$487,877
Watsco Inc.	693	189,847
WW Grainger Inc.	896	487,003
		1,784,899
Water Utilities — 0.1%
American Water Works Co. Inc.	3,814	592,848
Essential Utilities Inc.	4,758	247,131
		839,979
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	12,381	1,771,226

Total Long-Term Investments — 99.8%
(Cost: $712,229,727)		785,942,455

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	9,643,518	9,642,554
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	2,190,000	2,190,000

Total Short-Term Securities — 1.5%
(Cost: $11,830,975)		11,832,554

Total Investments in Securities — 101.3%
(Cost: $724,060,702)		797,775,009

Liabilities in Excess of Other Assets — (1.3)%		(10,409,517)

Net Assets — 100.0%		$787,365,492

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,484,927	$—		$(5,841,136	)(a)	$(172)	$(1,065)	$9,642,554	9,643,518	$21,130	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,733,000	457,000	(a)	—		—	—	2,190,000	2,190,000	4,563		—
BlackRock Inc.	1,846,554	39,434		(28,132)		11,889	123,742	1,993,487	2,979	14,586		—
						$11,717	$122,677	$13,826,041		$40,279		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	09/16/22	$1,240	$96,031

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$785,942,455	$—	$—	$785,942,455
Money Market Funds	11,832,554	—	—	11,832,554
	$797,775,009	$—	$—	$797,775,009
Derivative financial instruments(a)
Assets
Futures Contracts	$96,031	$—	$—	$96,031

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust